Intangible Assets	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets
The components of intangible assets, net as of December 31, 2014 and 2013 were as follows:

	December 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible Assets Subject to Amortization:
Customer relationships	$6.8	$2.4	$4.4	$6.8	$2.0	$4.8
Technology use	9.0	4.1	4.9	9.0	3.5	5.5
Capitalized software	50.6	29.6	21.0	41.2	23.4	17.8
	66.4	36.1	30.3	57.0	28.9	28.1
Intangible Assets not Subject to Amortization:
Tradename	—	—	—	0.9	—	0.9
	—	—	—	0.9	—	0.9
Total Intangible Assets	$66.4	$36.1	$30.3	$57.9	$28.9	$29.0

Intangible assets subject to amortization are amortized on a straight-line method over their legal or estimated useful lives, with useful lives ranging from five to 20 years. Amortization expense for intangible assets for the years ended December 31, 2014, 2013 and 2012 was $7.2 million, $2.9 million and $3.2 million, respectively.
In the fourth quarter of 2014, TimkenSteel made a final determination to discontinue the use of a tradename acquired in 2008, resulting in an impairment charge of $0.9 million, attributable to the Energy & Distribution segment, to reduce the asset to its estimated fair value of zero.